Business and Organization (FY) (Details) - USD ($) $ in Thousands	Mar. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
Organization, Consolidation and Presentation of Financial Statements [Abstract]
Accumulated deficit	$ (63,278)	$ (64,518)	$ (54,620)
Cash and, cash equivalents	$ 35,717	$ 34,350	$ 28,583